RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
Trade accounts receivable	$ 318		$ 318		$ 92
Trade accounts payable	32		32		$ 61
Revenues	136	$ 123	235	$ 216
Purchases, selling, general and administrative expenses	83	81	165	161
Interest from Loans from controlling shareholder	$ 0	$ 26	$ 0	$ 54